May 29, 2019
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Portfolio Optimization Conservative

SUPPLEMENT DATED MAY 29, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018

FOR CLASS A, CLASS B, CLASS C, CLASS I AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I and Advisor Class shares prospectus dated August 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth – In the Principal Investment Strategies subsection, the second sentence of the eleventh paragraph is deleted and replaced with the following:

Alternative strategies used by the Underlying Funds may include, for example, currency strategies and long/short equity strategies.